Stockholders' Equity - Accumulated Other Comprehensive Income (Loss) - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	$ 2,166	[1]	$ 2,032		$ 2,965
Balance	13,837	[2]	2,166	[1]	2,032
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	(458)		(399)		(316)
Current-period other comprehensive (loss) income	197		(59)		(83)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	0		0		0
Transfer to CSRA					0
Balance	(261)		(458)		(399)
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	20		(1)		(2)
Current-period other comprehensive (loss) income	(11)		21		1
Amounts reclassified from accumulated other comprehensive loss, net of taxes	0		0		0
Transfer to CSRA					0
Balance	9		20		(1)
Available-for-sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	0		0		0
Current-period other comprehensive (loss) income	9		0		0
Amounts reclassified from accumulated other comprehensive loss, net of taxes	0		0		0
Transfer to CSRA					0
Balance	9		0		0
Pension and other post-retirement benefit plans:
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	276		289		339
Current-period other comprehensive (loss) income	0		(2)		1
Amounts reclassified from accumulated other comprehensive loss, net of taxes	25		(11)		(20)
Transfer to CSRA					(31)
Balance	301		276		289
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Balance	(162)		(111)		21
Current-period other comprehensive (loss) income	195		(40)		(81)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	25		(11)		(20)
Transfer to CSRA					(31)
Balance	$ 58		$ (162)		$ (111)

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.